GOF-P3 04/26

SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective June 30, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

a. The portfolio managers primarily responsible for the day-to-day management of Franklin International Growth Fund are Patrick McKeegan, CFA and Samantha Mathews.

b. The portfolio managers primarily responsible for the day-to-day management of Franklin Mutual Shares Fund and Franklin Mutual Shares VIP Fund are Grace Hoefig and Aman Gupta, CFA.

c. The portfolio managers primarily responsible for the day-to-day management of Franklin Mutual U.S. Mid Cap Value Fund are Grace Hoefig, Srini Vijay, CFA, and Oliver H. Wong, CFA.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN GLOBAL TRUST
Franklin International Growth Fund	December 1, 2025

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Shares Fund	May 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund	May 1, 2025

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2026

Please retain this supplement for future reference.